Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Preliminary Allocation of Purchase Consideration
The following table summarizes the preliminary allocation of the purchase consideration to the assets and liabilities acquired as at October 14, 2016 based on their fair values, using an exchange rate of US$1.00=$CAD$1.32. The purchase price allocation is preliminary pending final assessment of fair value estimates, income taxes, consideration transferred, and identification of assets and liabilities.

27. BUSINESS ACQUISITIONS (cont’d)

ITC (cont’d)

(in millions)	Total

Share consideration	$4,684
Cash consideration	4,658
Total consideration	$9,342

Purchase consideration for 80.1% of ITC common shares	$7,721
19.9% minority shareholder investment and shareholder note (Notes 14 and 21)	1,621
$9,342

Fair value assigned to net assets:
Current assets	$319
Long-term regulatory assets	319
Utility capital assets	8,345
Intangible assets	392
Other long-term assets	71
Current liabilities	(625)
Assumed short-term borrowings	(311)
Assumed long-term debt (including current portion)	(5,989)
Long-term regulatory liabilities	(327)
Deferred income taxes	(926)
Other long-term liabilities	(166)
1,102
Cash and cash equivalents	134
Fair value of net assets acquired	1,236
Goodwill (Note 12)	$8,106

Supplemental Pro Forma Data
The unaudited pro forma financial information below gives effect to the acquisition of ITC as if the transaction had occurred at the beginning of 2015. This pro forma data is presented for information purposes only, and does not necessarily represent the results that would have occurred had the acquisition taken place at the beginning of 2015, nor is it necessarily indicative of the results that may be expected in future periods.

(in millions)	2016	2015
Pro forma revenue	$7,995	$8,093
Pro forma net earnings attributable to common equity shareholders (1)	919	937

(1)
Pro forma net earnings attributable to common equity shareholders exclude all after-tax acquisition-related expenses incurred by ITC and the Corporation. A pro forma adjustment has been made to net earnings for the years presented to reflect the Corporation’s after‑tax financing costs associated with the acquisition.